Schedule of property and equipment (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Gross Total	$ 699,553	$ 73,481
Less: Accumulated depreciation and amortization	(20,547)	(1,579)
Foreign exchange translation	(3,823)	96
Total	675,183	71,998
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Total	14,127	5,167
Software Development [Member]
Property, Plant and Equipment [Line Items]
Gross Total	69,102	68,314
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Gross Total	20,097
Renovation [Member]
Property, Plant and Equipment [Line Items]
Gross Total	9,064
Space Component Under Construction [Member]
Property, Plant and Equipment [Line Items]
Gross Total	387,021
Ground Component Under Construction [Member]
Property, Plant and Equipment [Line Items]
Gross Total	$ 200,142